Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3-5 years, or lease term if less
Furniture and fixtures	7 years

Schedule of Net Loss Per Common Share

The following table reflects the amounts used in determining loss per share:

	Year Ended
(In thousands, except share and per share data)	December 31, 2016	December 31, 2015

Net loss	$(15,167)	$(18,252)
Less: Cumulative unpaid preferred stock dividends	(480)	(260)
Net loss attributable to common shareholders	$(15,647)	$(18,512)
Weighted average common shares outstanding	1,863,087	1,181,157
Net loss per common share – basic and diluted	$(8.40)	$(15.67)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common shareholders because their effect would have been anti-dilutive for the periods presented:

	As of
	December 31, 2016	December 31, 2015

Convertible Preferred Stock	687,636	629,955
Stock Options	225,231	166,634
Warrants	2,895,685	1,149,116
	3,808,552	1,945,705